NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares				Fair Value
	PREFERRED STOCKS — 8.0%
	BANKING — 3.7%
29,000	Bank of America Corporation - Series E, 4.0000%			$ 620,310
20,000	First Busey Corporation - Series B, 8.2500%			503,200
6,000	Wintrust Financial Corporation, 7.8750%			158,460
				1,281,970

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
250,000	Mellon Capital IV - Series 1, 5.1460%			216,923

	REAL ESTATE INVESTMENT TRUSTS — 3.7%
31,000	EPR Properties - Series C, 5.7500%			760,120
11,000	Lexington Realty Trust - Series C, 6.5000%			512,050
				1,272,170
	TOTAL PREFERRED STOCKS (Cost $2,698,075)			2,771,063
Principal Amount ($)		Coupon Rate (%)	Maturity

	CORPORATE BONDS — 78.3%
	AEROSPACE & DEFENSE — 1.7%
600,000	TransDigm, Inc.	4.6250	01/15/29	587,609

	APPAREL & TEXTILE PRODUCTS — 4.2%
1,475,000	Under Armour, Inc.	3.2500	06/15/26	1,456,808

	ASSET MANAGEMENT — 5.3%
850,000	Blackstone Private Credit Fund	2.6250	12/15/26	829,152
1,000,000	Hercules Capital, Inc.	2.6250	09/16/26	977,502
				1,806,654
	AUTOMOTIVE — 3.9%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,352,207

	BANKING — 4.3%
1,500,000	Wintrust Financial Corporation	4.8500	06/06/29	1,488,154

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.3% (Continued)
	BIOTECH & PHARMA — 4.2%
1,400,000	Elanco Animal Health, Inc.	6.6500	08/28/28	$ 1,460,965

	ENGINEERING & CONSTRUCTION — 2.6%
900,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)	7.5000	02/01/32	898,691

	HOME & OFFICE PRODUCTS — 12.3%
1,500,000	ACCO Brands Corporation(a)	4.2500	03/15/29	1,347,679
1,510,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,509,319
1,400,000	Steelcase, Inc.	5.1250	01/18/29	1,395,660
				4,252,658
	HOME CONSTRUCTION — 10.0%
1,475,000	Beazer Homes USA, Inc.	5.8750	10/15/27	1,473,191
1,000,000	Interface, Inc.(a)	5.5000	12/01/28	996,366
1,000,000	M/I Homes, Inc.	4.9500	02/01/28	990,408
				3,459,965
	HOUSEHOLD PRODUCTS — 4.1%
1,200,000	Energizer Holdings, Inc.(a)	6.5000	12/31/27	1,211,831
200,000	Energizer Holdings, Inc.	4.7500	06/15/28	196,843
				1,408,674
	INDUSTRIAL SUPPORT SERVICES — 2.9%
1,000,000	United Rentals North America, Inc.	5.5000	05/15/27	999,881

	INSTITUTIONAL FINANCIAL SERVICES — 3.6%
1,250,000	Lazard Group, LLC	3.6250	03/01/27	1,249,323

	LEISURE FACILITIES & SERVICES — 10.0%
300,000	Brinker International, Inc.(a)	8.2500	07/15/30	319,162
250,000	Carnival Corporation	6.6500	01/15/28	259,990
1,400,000	Cedar Fair, L.P. / Canada's Wonderland Company/Magnum Management Corporation	5.3750	04/15/27	1,394,363
1,471,000	Wendy's International, LLC	7.0000	12/15/25	1,482,775
				3,456,290
	MEDICAL EQUIPMENT & DEVICES — 0.7%
250,000	Embecta Corporation(a)	6.7500	02/15/30	241,703

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 78.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 4.4%
1,500,000	Oceaneering International, Inc.	6.0000	02/01/28	$ 1,516,699

	REAL ESTATE INVESTMENT TRUSTS — 4.1%
1,400,000	EPR Properties	4.9500	04/15/28	1,408,872

	TOTAL CORPORATE BONDS (Cost $26,558,753)			27,045,153

	U.S. GOVERNMENT & AGENCIES — 10.1%
	U.S. TREASURY BILLS — 10.1%
1,000,000	United States Treasury Bill(b)	4.0500	10/14/25	995,147
1,000,000	United States Treasury Bill(b)	4.0800	10/28/25	993,560
500,000	United States Treasury Bill(b)	4.0100	01/02/26	493,282
1,000,000	United States Treasury Note	5.0000	09/30/25	1,000,414
				3,482,403
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,481,931)			3,482,403

Shares
	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
944,761	First American Treasury Obligations Fund, Class X, 4.20%(c) (Cost $944,761)			944,761

	TOTAL INVESTMENTS - 99.1% (Cost $33,683,520)			$ 34,243,380
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			300,196
	NET ASSETS - 100.0%			$ 34,543,576

LLC - Limited Liability Company

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, the total market value of 144A securities is $5,015,432 or 14.5% of net assets.
(b)	Zero coupon bond. Rate disclosed is the seven day effective yield as of August 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2025.